Segment Information	12 Months Ended
Dec. 31, 2019
Segment Reporting [Abstract]
Segment Information
Segment Information

The Company's operations for the period presented here-in are classified into four principal business segments operating in three regions: North America Gaming and Interactive, North America Lottery, International, and Italy.

Our chief operating decision maker monitors the operating results of our segments separately for the purpose of making decisions about resource allocation and performance assessment. Segment performance is evaluated based on operating income. Segment accounting policies are consistent with those of the consolidated financial statements.

Corporate support expenses, which are not allocated to the segments, are principally composed of selling, general and administrative expenses and other expenses that are managed at the corporate level, including restructuring, transaction, corporate headquarters, and Board expenses.

Purchase accounting principally represents the depreciation and amortization of acquired tangible and intangible assets in connection with acquired companies.

Segment information is as follows ($ thousands):

For the year ended December 31, 2019	North America Gaming and Interactive	North America Lottery	International	Italy	Operating Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	619,265	1,072,383	460,307	1,708,069	3,860,024	—	722	3,860,746
Product sales	451,382	92,816	379,881	981	925,060	—	—	925,060
Total revenue	1,070,647	1,165,199	840,188	1,709,050	4,785,084	—	722	4,785,806

Operating income (loss)	263,968	256,192	126,825	520,673	1,167,658	(237,663)	(292,867)	637,128
Depreciation and amortization	117,940	157,042	61,405	169,607	505,994	12,586	194,877	713,457
Expenditures for long-lived assets	(126,579)	(149,982)	(39,909)	(47,233)	(363,703)	(8,115)	—	(371,818)

For the year ended December 31, 2018	North America Gaming and Interactive	North America Lottery	International	Italy	Operating Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	624,476	1,111,069	495,497	1,814,549	4,045,591	—	723	4,046,314
Product sales	378,693	80,833	324,486	930	784,942	—	—	784,942
Total revenue	1,003,169	1,191,902	819,983	1,815,479	4,830,533	—	723	4,831,256

Operating income (loss)	218,860	296,527	142,077	541,254	1,198,718	(226,231)	(325,496)	646,991
Depreciation and amortization	105,295	152,135	62,688	161,758	481,876	14,495	209,089	705,460
Expenditures for long-lived assets	(150,440)	(163,912)	(60,456)	(93,252)	(468,060)	(9,719)	—	(477,779)

For the year ended December 31, 2017	North America Gaming and Interactive	North America Lottery	International	Italy	Operating Segment Total	Corporate Support	Purchase Accounting	Total
Service revenue	780,633	1,093,048	557,049	1,703,901	4,134,631	1,203	722	4,136,556
Product sales	377,065	92,174	332,015	1,149	802,403	—	—	802,403
Total revenue	1,157,698	1,185,222	889,064	1,705,050	4,937,034	1,203	722	4,938,959

Operating income (loss)	278,963	289,025	163,799	478,540	1,210,327	(197,089)	(1,064,330)	(51,092)
Depreciation and amortization	81,355	129,517	66,745	161,484	439,101	11,554	351,785	802,440
Expenditures for long-lived assets	(147,175)	(204,104)	(77,815)	(188,013)	(617,107)	(3,964)	—	(621,071)

Total assets by segment are as follows:

	December 31,
($ thousands)	2019	2018
North America Gaming and Interactive	3,467,583	3,655,694
North America Lottery	2,441,256	2,467,487
International	2,613,698	2,807,234
Italy	4,297,267	4,505,689
	12,819,804	13,436,104
Corporate Support	824,786	212,398
	13,644,590	13,648,502

Geographical Information

Revenue from external customers, which is based on the geographical location of our customers, is as follows:

	December 31,
($ thousands)	2019	2018	2017
United States	2,115,791	2,063,477	2,195,791
Italy	1,743,845	1,824,004	1,728,472
United Kingdom	73,050	59,062	74,567
Rest of Europe	323,382	312,484	383,170
All other	529,738	572,229	556,959
Total	4,785,806	4,831,256	4,938,959

Revenue from one customer in the Italy segment represented 15.9%, 16.4%, and 14.6% of consolidated revenue in 2019, 2018, and 2017, respectively.

Long-lived assets, which are comprised of Systems & Equipment and PPE, are based on the geographical location of the assets as follows:

	December 31,
($ thousands)	2019	2018
United States	928,535	993,615
Italy	289,517	332,378
United Kingdom	17,911	26,256
Rest of Europe	102,973	115,345
All other	115,059	122,181
Total	1,453,995	1,589,775